                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 135 East 57th Street
         30th Floor
         New York, New York  10022

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Raymond Debbane
Title:   President
Phone:   (212) 317-7520

Signature, Place, and Date of Signing:

    /s/ Raymond Debbane        New York, New York               11/11/05
------------------------    ------------------------    ------------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F

SUMMARY PAGE Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:  $332,965
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.         Form 13F File Number          Name

     __________  28-_________________          NONE


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                           FORM 13F INFORMATION TABLE
                         PERIOD ENDING DECEMBER 31, 2004

          COLUMN 1                 COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5
          --------                 --------        --------    --------           --------
                                   TITLE OR                     VALUE       SHRS OR    SH/   PUT/
       NAME OF ISSUER               CLASS           CUSIP     (x $1,000)    PRN AMT    PRN   CALL
       --------------              --------         -----     ----------    -------    ---   ----
ACCENTURE ALTD BERMUDA         CL A               G1150G111       $2,025      75,000   SH
AFC ENTERPRISES INC            COM                00104Q107       $1,186      50,000   SH
ALLEGHANY CORP                 COM                017175100         $799       2,800   SH
ANTIGENICS INC                 COM                037032109       $3,036     300,000   SH
BANTA CORP                     COM                066821109       $2,238      50,000   SH
BIOVERIS CORP                  COM                090676107         $366      50,000   SH
CARDINAL HEALTH INC            COM                14149Y108       $1,454      25,000   SH
CHARTER COMMUNICATIONS INC     CLA                16117M107         $224     100,000   SH
CITIGROUP INC                  COM                172967101       $4,684       1,000         CALL
COCA COLA CO                   COM                191216100       $4,085       1,000         CALL
COMCAST CORP                   CLA NEW            20030N101       $1,664      50,000   SH
COMMSCOPE INC                  COM                200372107         $473      25,000   SH
CORINTHIAN COLLEGES INC        COM                218868107       $3,769     200,000   SH
CTRIP COM INTL LTD             ADR                22943F100         $690      15,000   SH
ELAN PLC                       ADR                284131208     $204,375   7,500,000   SH
ELAN PLC                       ADR                284131208       $2,725       1,000         CALL
FEDERAL NATL MTG ASSN          COM                313586109       $7,026       1,000         CALL
HEALTH MGMT ASSOC INC          CLA                421933102      $29,536   1,300,000   SH
INFINEON TECHNOLOGIES AG       SPONSORED ADR      45662N103       $1,635     150,000   SH
INPUT/OUTPUT                   COM                457652105         $884     100,000   SH
ITT EDUCATIONAL SERVICES INC   COM                45068B109       $2,615      55,000   SH
KEMET CORP                     COM                488360108       $2,238     250,000   SH
KOMAG INC                      COM NEW            500453204         $470      25,000   SH
LAS VEGAS SANDS CORP           COM                517834107         $960      20,000   SH
LEAPFROG ENTERPRISES INC       CLA                52186N106      $15,640   1,150,000   SH
LEXICON GENETICS INC           COM                528872104         $194      25,000   SH
LIBERTY MEDIA CORP             COM SER A          530718105       $1,098     100,000   SH
LUCENT                         COM                549463107         $188      50,000   SH
MCAFEE INC                     COM                579064106         $579      20,000   SH
MERIX CORP                     COM                590049102         $576      50,000   SH
MI DEVS INC                    CL A SUB VTG       55304X104       $2,414      80,000   SH
MICROSOFT CORP                 COM                594918104       $2,004      75,000   SH
NORTEL                         COM                656568102         $347     100,000   SH
NU SKIN ENTERPRISES INC        CLA                67018T105      $12,690     500,000   SH
ODYSSEY HEALTHCARE             COM                67611V101         $342      25,000   SH
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR      68370R109       $2,711      75,000   SH
PALATIN TECHNOLOGIES INC       COM NEW            696077304       $1,862     700,000   SH
PFIZER INC                     COM                717081103       $1,345      50,000   SH
PRIMUS TELECOMMUNICATIONS GR   COM                741929103       $1,113     350,000   SH

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
PROTEIN DESIGN LABS INC        COM                74369L103         $578      28,000   SH
RADVISION LTD                  ORD                M81869105         $539      40,000   SH
ROYCE FOCUS TR                 COM                78080N108         $371      35,377   SH
SAPPI LTD                      SPON ADR NEW       803069202       $2,900     200,000   SH
TODCO                          CLA                88889T107       $2,303     125,000   SH
U S GLOBAL INVS INC            CLA                902952100         $410     100,000   SH
UNITED MICRO                   SPONSORED ADR      910873207         $177      50,000   SH
VICURON PHARMACEUTICALS INC    COM                926471103       $2,612     150,000   SH
WILLIAMS COS INC               COM                969457100         $815      50,000   SH